Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

6. Inventories

Inventories are comprised of Ameluz®, Xepi® and the BF-RhodoLED® finished products.

In assessing the consumption of inventories, the sequence of consumption is assumed to be based on the first-in-first-out (FIFO) method. During the three and nine months ended September 30, 2021, we recorded a $(3,000) and $31,000 provision, respectively, for Xepi® inventory obsolescence. During the three and nine months ended September 30, 2020, we recorded a $0.4 million and $0.4 million provision, respectively, for Xepi® inventory obsolescence due to product expiring.

7. Inventories

Inventories are comprised of Ameluz®, Xepi® and the BF-RhodoLED® finished products.

In assessing the consumption of inventories, the sequence of consumption is assumed to be based on the first-in-first-out (FIFO) method. We did not record any provision for inventory obsolescence during 2019. During the year ended December 31, 2020, we recorded a $0.4 million provision for Xepi® inventory obsolescence due to product expiring.